Ginkgo Multi-Strategy Fund
RISK/RETURN
Investment Objective:
The Fund seeks total return from income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ginkgo Multi-Strategy Fund	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ginkgo Multi-Strategy Fund		Class A Shares	Class C Shares	Investor Class Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.40%	1.00%	0.40%
Other Expenses	[1]	1.03%	1.03%	1.03%
Acquired Fund Fees and Expenses	[1][2]	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses		2.58%	3.18%	2.58%
Fee Waiver and/or Reimbursement	[3]	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.55%	3.15%	2.55%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until October 31 , 2012 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 2.40%, 3.00% and 2.40% for Class A, C and Investor Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Ginkgo Multi-Strategy Fund (USD $)	1 Year	3 Years
Class A Shares	868	1,329
Class C Shares	318	978
Investor Class Shares	258	800

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

Investment Philosophy

The Fund's adviser seeks to create a dynamic portfolio based on quantitative technical analysis, proprietary research and risk management techniques.  The Fund's security selection philosophy will be focused on a combination of diversification, relatively low expenses, transparency and performance to evaluate traditional securities and exchange-traded funds ("ETFs") and mutual funds.  The adviser seeks to invest in securities in various market segments that it believes are more attractive on a relative basis.  These securities could be more attractive based on momentum, value, growth opportunities, dividends or other circumstances applicable to the valuation of that security.  The Fund may have significant exposure to a trend-following discipline designed to systematically adjust the portfolio as market conditions change.  This discipline seeks to invest in those securities whose current price trend is rising, while eliminating exposure to those securities whose current price trend is falling, in part to reduce expected downside volatility risk.  Additionally, the adviser may focus attention on buying securities that the adviser believes appear to be significantly undervalued.  At times the Fund may also have an allocation to securities that the adviser believes will provide the Fund with a relatively high dividend or interest yield.

Investment Strategies

The Fund's adviser selects securities that it believes will provide capital appreciation, income or both using a variety of investment philosophies and strategies.  Many of these investment philosophies are based on strategies that the adviser is already managing through investments outside of the Fund.  The Fund benefits from the opportunity to use any of these investment strategies in any portion of the Fund's allocation as is deemed appropriate by the Fund's adviser.  The investment philosophies and strategies, which the adviser also describes as a "portfolio," include:

  Momentum Strategy: The Monday Portfolio employs a proprietary quantitative trading strategy that targets equities that have been outperforming the equity markets in recent months.

  Value Strategy: The Tuesday Portfolio has a specific focus for buying undervalued securities, with the objective of achieving high growth.

  Dividend Strategy: The Equity Income Portfolio focuses on the value investing philosophy, in addition to companies that have a solid history of paying dividends.

  Moderate ETF Strategy:  The Moderate ETF Portfolio utilizes quantitative research to dynamically rotate into and out of the best performing broad-based exchange-traded funds ("ETFs").

  Growth ETF Strategy:  The Growth ETF Portfolio utilizes quantitative research to dynamically rotate into and out of a large variety of ETFs.  These ETFs may invest in specific industries and sectors, countries, types of commodities and precious metals, currencies and fixed income.

  Mutual Fund Strategy:  The Ultimate Portfolio is a quantitative rotational investment strategy that allocates to the highest quality mutual funds from the adviser's designed database of mutual funds.

  Fixed Income Strategy:  Individual bond purchases allow the adviser to handpick some fixed income securities which, in their opinion, have the highest yields with solid risk/return ratios.

The adviser believes that these philosophies and strategies have the flexibility to provide exposure to the best market segments, while managing downside volatility risk through the allocation of Fund assets to fixed income securities, cash and alternative asset securities.  The Fund defines alternative asset securities as ETFs and mutual funds pursuing strategies that are linked to, or deriving their value from commodities, foreign currencies or employing specialized strategies including those linked to stock market volatility.  The Fund's portfolio will have a combination of securities selected using any or all of these philosophies and strategies.  The allocation to each type of philosophy, strategy or security will vary significantly based on market conditions at that time.  The Fund's adviser may engage in active and frequent trading of the Fund's portfolio of securities to achieve the Fund's investment objective.

Investment Securities:

The Fund seeks to achieve its investment objective by investing, directly or through ETFs and mutual funds, primarily in a combination of:

  equity securities,

  fixed income securities,

  cash securities and

  alternative asset securities

The Fund invests, directly or through ETFs and mutual funds, without restriction as to issuer capitalization, country, credit quality, or a security's currency or maturity.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through mutual funds and ETFs.

  Commodity Risk:  Investing in the commodities markets through commodity-linked mutual funds or ETFs will subject the Fund to potentially greater volatility than traditional securities.  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

  Credit Risk:  Issuers may not make interest or principal payments on securities, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

  Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  ETF and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in securities.  ETFs and mutual funds are subject to specific risks, depending on the nature of the fund.

  Foreign Investment Risk:  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

  High-Yield Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

  Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.  Additionally, the adviser has not previously managed a mutual fund.

  Management Risk:  The adviser's dependence on its investment philosophies and strategies and judgments about the attractiveness, value and potential appreciation of particular securities and the direction of the security markets may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall securities market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1 -855-BUY-GNKO.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 15, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 15, 2011
Prospectus Date	rr_ProspectusDate	Jun 15, 2011
Ginkgo Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return from income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investment Philosophy

The Fund's adviser seeks to create a dynamic portfolio based on quantitative technical analysis, proprietary research and risk management techniques.  The Fund's security selection philosophy will be focused on a combination of diversification, relatively low expenses, transparency and performance to evaluate traditional securities and exchange-traded funds ("ETFs") and mutual funds.  The adviser seeks to invest in securities in various market segments that it believes are more attractive on a relative basis.  These securities could be more attractive based on momentum, value, growth opportunities, dividends or other circumstances applicable to the valuation of that security.  The Fund may have significant exposure to a trend-following discipline designed to systematically adjust the portfolio as market conditions change.  This discipline seeks to invest in those securities whose current price trend is rising, while eliminating exposure to those securities whose current price trend is falling, in part to reduce expected downside volatility risk.  Additionally, the adviser may focus attention on buying securities that the adviser believes appear to be significantly undervalued.  At times the Fund may also have an allocation to securities that the adviser believes will provide the Fund with a relatively high dividend or interest yield.

Investment Strategies

The Fund's adviser selects securities that it believes will provide capital appreciation, income or both using a variety of investment philosophies and strategies.  Many of these investment philosophies are based on strategies that the adviser is already managing through investments outside of the Fund.  The Fund benefits from the opportunity to use any of these investment strategies in any portion of the Fund's allocation as is deemed appropriate by the Fund's adviser.  The investment philosophies and strategies, which the adviser also describes as a "portfolio," include:

  Momentum Strategy: The Monday Portfolio employs a proprietary quantitative trading strategy that targets equities that have been outperforming the equity markets in recent months.

  Value Strategy: The Tuesday Portfolio has a specific focus for buying undervalued securities, with the objective of achieving high growth.

  Dividend Strategy: The Equity Income Portfolio focuses on the value investing philosophy, in addition to companies that have a solid history of paying dividends.

  Moderate ETF Strategy:  The Moderate ETF Portfolio utilizes quantitative research to dynamically rotate into and out of the best performing broad-based exchange-traded funds ("ETFs").

  Growth ETF Strategy:  The Growth ETF Portfolio utilizes quantitative research to dynamically rotate into and out of a large variety of ETFs.  These ETFs may invest in specific industries and sectors, countries, types of commodities and precious metals, currencies and fixed income.

  Mutual Fund Strategy:  The Ultimate Portfolio is a quantitative rotational investment strategy that allocates to the highest quality mutual funds from the adviser's designed database of mutual funds.

  Fixed Income Strategy:  Individual bond purchases allow the adviser to handpick some fixed income securities which, in their opinion, have the highest yields with solid risk/return ratios.

The adviser believes that these philosophies and strategies have the flexibility to provide exposure to the best market segments, while managing downside volatility risk through the allocation of Fund assets to fixed income securities, cash and alternative asset securities.  The Fund defines alternative asset securities as ETFs and mutual funds pursuing strategies that are linked to, or deriving their value from commodities, foreign currencies or employing specialized strategies including those linked to stock market volatility.  The Fund's portfolio will have a combination of securities selected using any or all of these philosophies and strategies.  The allocation to each type of philosophy, strategy or security will vary significantly based on market conditions at that time.  The Fund's adviser may engage in active and frequent trading of the Fund's portfolio of securities to achieve the Fund's investment objective.

Investment Securities:

The Fund seeks to achieve its investment objective by investing, directly or through ETFs and mutual funds, primarily in a combination of:

  equity securities,

  fixed income securities,

  cash securities and

  alternative asset securities

The Fund invests, directly or through ETFs and mutual funds, without restriction as to issuer capitalization, country, credit quality, or a security's currency or maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through mutual funds and ETFs.

  Commodity Risk:  Investing in the commodities markets through commodity-linked mutual funds or ETFs will subject the Fund to potentially greater volatility than traditional securities.  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

  Credit Risk:  Issuers may not make interest or principal payments on securities, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

  Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  ETF and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in securities.  ETFs and mutual funds are subject to specific risks, depending on the nature of the fund.

  Foreign Investment Risk:  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

  High-Yield Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

  Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.  Additionally, the adviser has not previously managed a mutual fund.

  Management Risk:  The adviser's dependence on its investment philosophies and strategies and judgments about the attractiveness, value and potential appreciation of particular securities and the direction of the security markets may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall securities market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1 -855-BUY-GNKO.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 -855-BUY-GNKO
Ginkgo Multi-Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	1.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	868
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,329
Ginkgo Multi-Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.18%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	3.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	978
Ginkgo Multi-Strategy Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	1.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	800

[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until October 31 , 2012 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 2.40%, 3.00% and 2.40% for Class A, C and Investor Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.